Income Taxes (Deferred) (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Company's deferred tax assets and liabilities
Deferred Tax Assets, Derivative Instruments	$ 6	$ 0
Deferred tax assets:
Deferred Tax Assets, Other	47	81
U.S. Federal net operating loss carryforwards	74	61
State net operating loss carryforwards	7	4
Total deferred tax assets	134	146
The Company's net deferred tax position
Net deferred tax asset — current	16	0	[1]
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	118	146
Deferred Tax Assets, Net	134	146
Domestic Tax Authority
Operating Loss Carryforwards
Operating Loss Carryforwards	74
State and Local Jurisdiction
Operating Loss Carryforwards
Operating Loss Carryforwards	$ 7

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.